Oct. 28, 2026
The ESG Capital Growth Portfolio | The ESG Capital Growth Portfolio
Investment Objective
The ESG Capital Growth Portfolio seeks to maximize total return while emphasizing environmental, social and governance (“ESG”) focused investments.
Fees and Expenses
The fee and expense tables below describe the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charges	None
Maximum Redemption Fee	None

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (based on asset allocations among Specialist Managers as of June 30, 2026, see “Advisory Services – Specialist Managers”)	0.11%
Other Expenses	0.17%
Total Annual Portfolio Operating Expenses*	0.28%
*	Total Annual Fund Operating Expenses have been restated to reflect current expenses as of June 30, 2026.

Example:

  This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s Total Annual Operating Expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your cost would be:

1 Year	$29
3 Years	$90
5 Years	$157
10 Years	$356

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” investments in its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 6% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its net assets) in securities that are classified in the top three rating classifications as determined by the MSCI ESG ratings. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio is permitted to invest in any equity security, which includes securities issued by other investment companies, including ETFs and securities issued by one or more of the other portfolios of HC Capital Trust. The Portfolio may invest in companies of any market capitalization. Further, under the supervision of the Adviser, environmental, social and governance criteria (“ESG Factors) will be integrated into the Portfolio’s security selection process. In some cases, this will be accomplished through the application of non-financial criteria (“ESG Screens”). The ESG Screens used by the Portfolio are determined with the use of third party data, primarily provided by MSCI, and ESG rating agencies which take into account a company’s performance around environmental, social and corporate governance practices. These may include (but are not limited to) such themes as climate change, resource efficiency, labor standards, product and service safety, community engagement, board policies, and corporate structure. The Portfolio seeks to avoid investment in securities issued by companies that have not demonstrated a commitment to ESG issues as measured by the ESG Screens. Additionally, the Portfolio’s ESG Screens may not necessarily be applied to investments in derivatives, certain fixed income investments and other investments where, in the Adviser’s opinion, ESG Factors are not applicable or it is not possible to implement them. The ESG Screens will be applied by the Specialist Managers that manage the Portfolio under the direction of the Adviser. The ESG Screens used by each Specialist Manager may differ from one another.

The Portfolio may also invest without limitation in fixed income securities of all types and without regard to maturity, duration or investment ratings. Fixed income investments may include corporate debt, including high yield or “junk bonds,” structured notes, asset backed securities and similar synthetic securities, U.S. treasuries and short-term money market instruments or other cash equivalents.

The Portfolio is permitted to invest in securities issued by companies domiciled anywhere in the world and denominated in any currency, without limitation. The Portfolio may also invest in securities, including privately placed and structured securities, for which there may be limited markets/thinly traded issues.

The Portfolio may be managed using an “active” investment approach and/or a “passive” investment approach designed to approximate as closely as practicable, before expenses, the performance of either the Portfolio’s benchmark index or, from time to time, one or more identifiable subsets or other portions of that index. The relative weighting of these two approaches may vary anywhere from 0% to 100% of the Portfolio’s assets at any given time.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

Additionally, in seeking to achieve its objective, the Portfolio is permitted to invest in derivative instruments, including options, futures and options on futures, swaps, structured notes and currency forwards. The Portfolio may also write (sell) call options and put options, in order to receive premiums, on individual securities, U.S. stock market indexes, and/or on substitutes for such indexes, which may include futures contracts or ETFs. The Portfolio normally writes covered call and put options which have an initial maturity of up to nine months and that are “out of the money” at the time of initiation such that the call options sold generally will be above the current price level of the index when written and the exercise price of put options sold generally will be below the current price level of the index when written. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio’s policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities.

Performance Bar Chart and Table

Performance. The chart and table below show how The ESG Capital Growth Portfolio (formerly, The ESG Growth Portfolio) has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each of the last ten full calendar years. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.

Year-by-Year Total Returns as of 12/31*

* Results shown on a calendar year basis; the Portfolio’s fiscal year, however, is June 30.

The Portfolio’s before-tax return for the period from January 1, 2026 through September 30, 2026 (non-annualized) was 11.61%.
Best quarter:	2nd Qtr. 2020	20.32%
Worst quarter:	1st Qtr. 2020	-20.53%

Average Annual Total Returns (for the periods ended 12/31/25)
	One Year	Five Year	Ten Year
The ESG Capital Growth Portfolio
– Before Taxes	21.63%	11.25%	11.47%
– After Taxes on Distributions	15.92%	9.63%	10.13%
– After Taxes on Distributions and Sale of Portfolio Shares	16.57%	8.77%	9.23%
MSCI World Index (reflects no deduction for fees, expenses or taxes)	21.60%	12.66%	12.74%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-advantaged arrangements, such as qualified retirement plans.